Other Liabilities - Schedule of Other Liabilities (Details) - USD ($) $ in Thousands		Sep. 30, 2015		Dec. 31, 2014		Sep. 30, 2014	Dec. 31, 2013		Feb. 15, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Contingent loan repurchase liability		$ 310,373	[1]	$ 274,265	[1],[2]		$ 0	[2]
Accrued expenses		167,412		142,592			108,870
Liability for indemnification obligations		86,873		132,918		$ 143,836	192,716			$ 38,140
Payable to servicing and subservicing investors		13,856		67,722	[3]		33,501	[3]
Due to related parties		0	[4]	55,585	[4]		77,901
Liability for selected tax items		48,700		28,436			27,273
Checks held for escheat		16,131		18,513			24,392
Liability for certain foreclosure matters	[5]			0			66,948
Other		392,820	[6],[7]	73,503	[6],[7]		58,774
Other liabilities		$ 1,036,165		793,534			644,595
ResCap [Member]
Business Acquisition [Line Items]
Liability for indemnification obligations									$ 49,500
Liability for certain foreclosure matters									$ 0
Additional purchase price due seller - ResCap Acquisition				$ 0			$ 54,220

[1]	In connection with the Ginnie Mae EBO Transactions, we have re-recognized certain loans on our consolidated balance sheets and establish a corresponding repurchase liability regardless of our intention to repurchase the loan.
[2]	In connection with the Ginnie Mae EBO Transactions, we have re-recognized certain loans on our consolidated balance sheets and establish a corresponding repurchase liability regardless of our intention to repurchase the loan.
[3]	The balance represents amounts due to investors in connection with loans we service under servicing and subservicing agreements.
[4]	Entities that we reported as related parties at December 31, 2014 are no longer considered to be related parties, and amounts payable to them are now reported within Other.
[5]	This liability was settled in May 2014. We recognized $53.5 million of expense in Professional services during 2013 to establish the liability. We recognized the remaining $13.4 million of the liability as an adjustment to the initial purchase price allocation related to the Homeward Acquisition. We applied this measurement period adjustment retrospectively to our Consolidated Balance Sheet at December 31, 2012 with an offsetting increase in goodwill.
[6]	The balance at September 30, 2015 includes $180.4 million due in connection with the repurchase of loans from Ginnie Mae securitizations. The repurchased loans are classified as held for sale and carried at the lower of cost or fair value at September 30, 2015. On October 1, 2015, we settled this liability and sold these loans.
[7]	The balance at September 30, 2015 includes $80.0 million received prior to the closing of the related sale of MSRs and advances which is expected to occur by early November 2015.